Distribution of Total Assets by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Assets	$ 1,484,541	$ 1,442,460
Ireland
Segment Reporting Information [Line Items]
Assets	655,923	581,568
Rest Of Europe
Segment Reporting Information [Line Items]
Assets	311,421	321,661
United States
Segment Reporting Information [Line Items]
Assets	464,363	486,232
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 52,834	$ 52,999